MORTGAGE PAYABLE (Details Narrative)		1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 12, 2020 CAD ($)	Feb. 26, 2021 CAD ($)	Jun. 16, 2019 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2023 USD ($)
Statement [Line Items]
Mortgage payable				$ 911,428	$ 0
Oregon Mortgage [Member]
Statement [Line Items]
Mortgage payable					824,852		$ 755,789	$ 31,475
Interest expense related to mortgage				7,500		$ 0	146,672
Proceeds from mortgage financing	$ 815,760		$ 696,117
Initial draw amount			$ 654,350
Mortgage financing interest rate	12.00%		12.00%
Payment of mortgage and accrued interest	$ 724,894
Transaction cost	$ 52,045
Washington Mortgage [Member]
Statement [Line Items]
Mortgage payable				942,903	824,852
Interest expense related to mortgage				$ 187,113	$ 102,907		$ 43,675
Proceeds from mortgage financing		$ 829,305
Initial draw amount		$ 874,921
Mortgage financing interest rate		12.50%